Note 5 - Property, Plant and Equipment (Details Textual)		1 Months Ended		12 Months Ended
	Dec. 01, 2016 CAD ($) shares	May 31, 2015 CAD ($)	May 31, 2015 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Finance lease liabilities	$ 343,623
Equity issued, settlement of debt | shares	458,329
Weighted average share price	$ 0.63
Issue of equity, settlement of debt	$ 288,747
Gain (loss) on settlement of debt					$ 54,876
Current finance lease liabilities				$ 67,819	56,631
Interest expense on lease liabilities				$ 10,034	$ 24,362
Automotive and mining equipment [member]
Statement Line Items [Line Items]
Sale leaseback transaction, lease term		1	1
Sale leaseback transaction, purchase price			$ 74,848
Gains (losses) arising from sale and leaseback transactions		$ 250,108
Automotive and mining equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Sale leaseback transaction, monthly base payments		$ 3,500
Sale leaseback transaction, interest rate		20.00%	20.00%
Automotive and mining equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Sale leaseback transaction, monthly base payments		$ 8,000
Sale leaseback transaction, interest rate		30.00%	30.00%
Automotive and mining equipment [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Proceeds from sales of property, plant and equipment						$ 577,505